Advance of Future Receipts (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 24, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt principal amount		$ 594,000	$ 1,006,000
Repayments of notes		411,000	630,000
Amortized debt discount		137,000
Unamortized debt discount		$ 137,000	274,000
Two Secured Advances [Member] | Unaffiliated Third-Party [Member]
Debt principal amount	$ 728,000
Purchase of future receipts	$ 1,012,000
Agreement terms	Pursuant to the terms of the agreement the unaffiliated third-party will auto withdraw an aggregate of $6,000 from the Company's operating account each banking day. The term of the agreement extends until the advances are paid in full. The Company may pay off either note for $446,000 if paid within 30 days of funding; for $465,000 if paid between 31 and 60 days of funding; or for $484,000 if paid within 61 to 90 days of funding.
Principal payment	$ 6,000		7,000
Amortized debt discount	284,000		$ 10,000
Two Secured Advances [Member] | Unaffiliated Third-Party [Member] | Paid within 30 Days of Funding [Member]
Repayments of notes	446,000
Two Secured Advances [Member] | Unaffiliated Third-Party [Member] | Paid Between 31 and 60 Days of Funding [Member]
Repayments of notes	465,000
Two Secured Advances [Member] | Unaffiliated Third-Party [Member] | Paid Between 61 and 90 Days of Funding [Member]
Repayments of notes	$ 484,000